Derivative financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Interest rate contracts – Swaps	$ 19,808
Interest rate contracts – Futures	158	$ 6
Foreign currency exchange rate contracts – Futures	61	3,013
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	4,772
Warrants	23,665
Call Options	27,000
Total assets	75,464	20,981
Liabilities
Equity - Total Return Swap (TRS)	13,582
Interest rate contracts – Swaps	78
Foreign currency exchange rate contracts - Futures	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	16,169	5,875
Total liabilities	32,329	28,173
Equity - Total Return Swap (TRS)		17,882
DI - Future		60
Warrants		20
Interest rate contracts – Futures		4
Interest rate contracts – Swaps		22,294
Not later than one year [member]
Assets
Interest rate contracts – Swaps	17,010
Interest rate contracts – Futures	158	6
Foreign currency exchange rate contracts – Futures	61	3,013
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	4,772
Warrants
Call Options
Total assets	22,001	20,981
Liabilities
Equity - Total Return Swap (TRS)	13,020
Interest rate contracts – Swaps	78
Foreign currency exchange rate contracts - Futures	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	16,169	5,875
Total liabilities	31,767	28,173
Equity - Total Return Swap (TRS)		17,882
DI - Future		60
Warrants		20
Interest rate contracts – Futures		4
Interest rate contracts – Swaps		22,294
Later than one year [member]
Assets
Interest rate contracts – Swaps	2,798
Interest rate contracts – Futures
Foreign currency exchange rate contracts – Futures
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Warrants	23,665
Call Options	27,000
Total assets	53,463
Liabilities
Equity - Total Return Swap (TRS)	562
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Futures
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Total liabilities	$ 562
Equity - Total Return Swap (TRS)
DI - Future
Warrants
Interest rate contracts – Futures
Interest rate contracts – Swaps